Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities
(€ million)	December 31, 2022	December 31, 2021
Deferred tax liabilities before offsetting	9,315	10,668
Deferred tax assets available for offset	(4,221)	(5,833)
Deferred tax liabilities	5,094	4,835
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,790	8,546
Deferred tax liabilities available for offset	(4,221)	(5,833)
Deferred tax assets	4,569	2,713

Schedule of significant temporary differences to net deferred tax liabilities

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

(€ million)	Carrying amount at December 31, 2022	Carrying amount at December 31, 2021
Deferred tax liabilities
Accelerated tax depreciation	6,707	7,346
Derivative financial instruments	788	916
Difference between the fair value and the carrying amount of assets acquired	288	408
Site restoration and abandonment (tangible assets)	276	166
Leasing	162	1,076
Application of the weighted average cost method in evaluation of inventories	52	87
Other	1,042	669
	9,315	10,668
Deferred tax assets, gross
Carry-forward tax losses	(6,752)	(7,374)
Site restoration and abandonment (provisions for contingencies)	(1,986)	(2,400)
Timing differences on depreciation and amortization	(1,710)	(2,354)
Impairment losses	(1,490)	(1,095)
Accruals for impairment losses and provisions for contingencies	(1,246)	(1,417)
Leasing	(182)	(1,091)
Employee benefits	(161)	(155)
Unrealized intercompany profits	(68)	(71)
Derivative financial instruments	(60)	(343)
Over/Under lifting	(59)	(219)
Other	(1,246)	(631)
	(14,960)	(17,150)
Accumulated write-downs of deferred tax assets	6,170	8,604
Deferred tax assets, net	(8,790)	(8,546)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities before offsetting	Deferred tax assets before offsetting, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets before offsetting net of accumulated write-down provisions
Carrying amount at December 31, 2021	10,668	(17,150)	8,604	(8,546)
Additions	1,176	(2,215)	464	(1,751)
Deductions	(1,351)	2,532	(2,409)	123
Changes with effect to OCI	382	(147)		(147)
Currency translation differences	611	(610)	165	(445)
Changes in the scope of consolidation	(1,951)	2,279	(549)	1,730
Other changes	(220)	351	(105)	246
Carrying amount at December 31, 2022	9,315	(14,960)	6,170	(8,790)
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)
Additions	1,977	(1,783)	270	(1,513)
Deductions	(765)	1,804	(863)	941
Currency translation differences	683	(682)	186	(496)
Other changes	192	(258)	(54)	(312)
Carrying amount at December 31, 2021	10,668	(17,150)	8,604	(8,546)